CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 35.2%
Communications - 0.6%
Verizon Communications, Inc., 3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	855,000	855,809

Consumer, Cyclical - 7.2%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	700,000	712,180
American Airlines Pass-Through Trust:
5.25%, 7/15/25	127,232	131,514
5.60%, 1/15/22 (2)	2,275,904	2,311,294
5.625%, 7/15/22 (2)	1,020,424	1,040,986
Azul Investments LLP, 5.875%, 10/26/24 (2)	715,000	677,470
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	614,550
Ford Motor Credit Co. LLC:
3.387%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	725,000	719,246
3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	466,000	451,691
3.797%, (3 mo. USD LIBOR + 1.00%), 1/9/20 (1)	455,000	454,976
Lennar Corp., 4.50%, 11/15/19	1,400,000	1,405,250
Nordstrom, Inc., 5.00%, 1/15/44	850,000	770,990
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (2)	276,696	281,552
Wyndham Destinations, Inc.:
5.40%, 4/1/24	566,000	577,320
5.75%, 4/1/27	887,000	883,141
		11,032,160

Consumer, Non-cyclical - 2.0%
Block Financial LLC, 5.25%, 10/1/25	750,000	778,258
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	278,000	277,764
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	1,292,000	1,359,830
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	591,000	589,745
		3,005,597

Energy - 2.3%
Oceaneering International, Inc., 4.65%, 11/15/24	2,273,000	2,108,207
TerraForm Power Operating LLC, 6.625%, 6/15/25 (2)	1,418,000	1,490,673
		3,598,880

Financial - 16.2%
Ally Financial, Inc., 4.125%, 3/30/20	3,020,000	3,047,452
Banco Santander SA, 3.741%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (1)	1,165,000	1,150,255
Bank of America Corp., 3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	1,005,000	1,002,089
Capital One Financial Corp., 3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	2,550,000	2,518,550
Capital One NA, 3.558%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (1)	520,000	519,851
CBL & Associates LP, 5.25%, 12/1/23 (3)	596,000	463,390
Citigroup, Inc.:
3.729%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (1)	1,150,000	1,152,406

5.80% to 11/15/19 (4)(5)	1,465,000	1,477,819
6.125% to 11/15/20 (4)(5)	620,000	632,642
Credit Acceptance Corp.:
6.125%, 2/15/21	1,430,000	1,434,469
7.375%, 3/15/23	80,000	83,300
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	800,000	813,836
Goldman Sachs Group, Inc. (The):
3.779%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (1)	1,925,000	1,925,029
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	360,000	353,486
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (4)(5)	1,470,000	1,463,752
Morgan Stanley, 5.45% to 7/15/19 (4)(5)	1,175,000	1,179,406
Springleaf Finance Corp., 6.875%, 3/15/25	1,355,000	1,402,425
Synchrony Financial:
3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	720,000	723,607
4.25%, 8/15/24	2,710,000	2,729,362
4.50%, 7/23/25	412,000	414,193
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29 (5)	313,000	315,034
		24,802,353

Industrial - 2.8%
JSL Europe SA, 7.75%, 7/26/24 (2)	645,000	638,679
Owens Corning, 4.30%, 7/15/47	1,066,000	865,731
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	1,608,719	1,612,741
Wabtec Corp.:
3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	379,000	378,717
4.95%, 9/15/28	800,000	812,342
		4,308,210

Technology - 4.1%
DXC Technology Co., 3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	1,905,000	1,905,038
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	325,000	323,907
Microchip Technology, Inc., 3.922%, 6/1/21 (2)	16,000	16,149
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (2)	560,000	580,776
Seagate HDD Cayman:
4.875%, 6/1/27	410,000	391,555
5.75%, 12/1/34	770,000	707,257
Western Digital Corp., 4.75%, 2/15/26	2,474,000	2,365,763
		6,290,445

Total Corporate Bonds (Cost $53,732,983)		53,893,454

ASSET-BACKED SECURITIES - 32.8%
Automobile - 1.6%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class C, 3.75%, 7/20/20 (2)	1,473,333	1,474,162
Series 2014-2A, Class B, 3.29%, 2/20/21 (2)	550,000	549,637
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.94%, 10/15/24 (2)	447,000	445,723
		2,469,522

Clean Energy - 0.4%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	21,986	21,869
SolarCity LMC LLC:
Series 2014-1, Class A, 4.59%, 4/20/44 (2)	297,119	303,272
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	80,247	80,582
Series 2014-2, Class B, 5.44%, 7/20/44 (2)	259,267	254,857
		660,580

Consumer Loan - 15.4%
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23 (2)	1,650,000	1,659,527
Series 2018-A, Class C, 4.79%, 5/15/24 (2)	750,000	756,292
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	340,000	341,072
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	462,189	462,407
Conn's Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	2,108,568	2,115,717
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	95,511	95,664
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	521,435	524,254
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	1,194,714	1,200,451
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	130,915	130,382
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (2)	750,000	752,471
Series 2017-2A, Class B, 3.19%, 7/15/24 (2)	1,450,000	1,449,993
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	44,362	44,426
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	375,000	376,278
Series 2016-1A, Class B, 4.57%, 2/20/29 (2)	1,735,000	1,759,608
Oportun Funding VIII LLC:
Series 2018-A, Class A, 3.61%, 3/8/24 (2)	500,000	501,432
Series 2018-A, Class B, 4.45%, 3/8/24 (2)	620,000	623,789
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	2,515,000	2,528,147
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	834,643	835,520
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	1,810,000	1,809,106
Series 2018-2A, Class B, 3.96%, 10/15/24 (2)	4,640,000	4,672,530
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	730,421	730,412
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	184,455	184,474
		23,553,952

Other - 1.9%
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (2)	200,000	204,706
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (2)	1,883,429	1,929,560
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (2)(6)	204,030	211,748
Series 2017-A, Class C, 4.50%, 5/17/32 (2)	502,529	487,028
		2,833,042

Single-Family Rental - 5.0%
Invitation Homes Trust:

Series 2017-SFR2, Class D, 4.282%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(2)	353,000	354,666
Series 2018-SFR1, Class C, 3.732%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	120,000	119,871
Series 2018-SFR2, Class D, 3.934%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	1,750,000	1,739,420
Series 2018-SFR3, Class D, 4.132%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	1,540,000	1,544,546
Progress Residential Trust:
Series 2015-SFR3, Class E, 5.66%, 11/12/32 (2)	860,000	868,647
Series 2016-SFR2, Class E, 6.032%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	3,000,000	3,013,018
		7,640,168

Student Loan - 0.0% (7)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (2)	16,730	16,750

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC:
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	47,821	47,659
Series 2015-3A, Class B, 3.08%, 9/20/32 (2)	156,468	156,027
		203,686

Whole Business - 8.4%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	477,709	499,461
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	977,588	997,328
DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	1,646,400	1,648,251
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	290,250	301,438
Series 2016-1A, Class A2, 6.125%, 7/20/46 (2)	877,500	922,037
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	395,015	403,417
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	1,439,363	1,465,864
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (2)	78,600	81,409
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	278,600	282,174
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	597,000	608,040
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	706,450	730,242
Wendy's Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	4,805,700	4,866,578
		12,806,239

Total Asset-Backed Securities (Cost $49,912,871)		50,183,939

U.S. TREASURY OBLIGATIONS - 12.8%
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (8)	5,106,802	5,225,441
U.S. Treasury Notes:
0.875%, 6/15/19	2,279,000	2,271,565
1.375%, 7/31/19 (3)	10,370,000	10,333,340
1.625%, 6/30/19	1,750,000	1,746,104

Total U.S. Treasury Obligations (Cost $19,486,798)		19,576,450

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 7.7%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.786%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(2)	300,000	301,873
Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	380,462	382,066
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.736%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (1)	1,000,000	1,086,864
Series 2015-HQA2, Class B, 12.986%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (1)	323,798	425,774
Series 2015-HQA2, Class M2, 5.286%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	664,117	677,676
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	1,898,000	1,949,198
Series 2018-DNA2, Class B1, 6.186%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (1)(2)	385,000	379,997
Series 2018-HQA1, Class M2, 4.786%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (1)	1,525,000	1,525,734
Series 2019-DNA2, Class M2, 4.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(2)	1,128,000	1,131,194
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	1,384,494	1,465,883
Series 2014-C04, Class 1M2, 7.386%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	1,540,950	1,731,464
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(6)	690,000	692,165

Total Collateralized Mortgage-Backed Obligations (Cost $11,491,868)		11,749,888

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.734%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (1)(2)	2,175,000	2,175,540
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (2)	1,000,000	996,944
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	500,000	499,568
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	365,335	366,671
Series 2017-MTL6, Class E, 5.734%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(2)	410,438	413,105
RETL Trust, Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	2,695,000	2,695,000

Total Commercial Mortgage-Backed Securities (Cost $7,113,930)		7,146,828

FLOATING RATE LOANS (9) - 4.0%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	348,250	346,128

Business Equipment and Services - 0.7%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	592,252	584,849
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	518,554	517,825
		1,102,674

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	233,215	232,645
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	280,000	273,175
		505,820

Cosmetics/Toiletries - 0.1%
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	103,678	102,803

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	514,652	509,939

Electronics/Electrical - 1.1%
Go Daddy Operating Company, LLC, Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 2/15/24	129,670	129,022
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	518,205	516,423
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	64,109	62,399
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	432,942	421,397
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	159,596	158,171
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	148,171	147,137
SS&C Technologies, Inc., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	210,127	208,660
		1,643,209

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	356,078	353,792

Industrial Equipment - 0.1%
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	99,688	98,948

Insurance - 0.3%
Asurion, LLC, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 11/3/23	506,040	503,747

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	139,649	136,961

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	139,650	138,677

Telecommunications - 0.5%
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	210,000	207,900
Sprint Communications, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), 2/2/24	525,975	511,182
		719,082

Total Floating Rate Loans (Cost $6,210,862)		6,161,780

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	464,625	464,625

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $464,625)		464,625

TOTAL INVESTMENTS (Cost $148,413,937) - 97.5%		149,176,964
Other assets and liabilities, net - 2.5%		3,796,695
NET ASSETS - 100.0%		152,973,659

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $69,327,651, which represents 45.3% of the net assets of the Fund as of March 31, 2019.

(3) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $10,544,942 and the total market value of the collateral received by the Fund was $10,776,413, comprised of cash of $464,625 and U.S. Government and/or agencies securities of $10,311,788.

(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2019.
(7) Amount is less than 0.05%.
(8) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(74)	6/28/19	($8,571,281)	($90,893)
U.S. Long Treasury Bond	(8)	6/19/19	(1,197,250)	1,485
U.S. Ultra 10-Year Treasury Note	(22)	6/19/19	(2,921,188)	(8,290)
U.S. Ultra-Long Treasury Bond	(2)	6/19/19	(336,000)	(13,785)
Total Short				($111,483)

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,485 and $112,968, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$53,893,454	$—	$53,893,454
Asset-Backed Securities	—	50,183,939	—	50,183,939
U.S. Treasury Obligations	—	19,576,450	—	19,576,450
Collateralized Mortgage-Backed Obligations	—	11,749,888	—	11,749,888
Commercial Mortgage-Backed Securities	—	7,146,828	—	7,146,828
Floating Rate Loans	—	6,161,780	—	6,161,780
Short Term Investment of Cash Collateral for Securities Loaned	464,625	—	—	464,625
Total Investments	$464,625	$148,712,339	$—	$149,176,964

Futures Contracts(1)	$1,485	$—	$—	$1,485
Total	$466,110	$148,712,339	$	$149,178,449

Liabilities
Futures Contracts(1)	$(112,968)	$—	$—	$(112,968)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.